Financial instruments - Fair values and risk management (Details) € in Millions	12 Months Ended
Mar. 31, 2021 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, fiscal year 2023	50
Commodity risk | Maximum
Disclosure of detailed information about financial instruments [line items]
Hedging percentage	90.00%
EU-ETS Carbon Credits
Disclosure of detailed information about financial instruments [line items]
Hedging percentage, fiscal year 2022	100
Hedging instrument, fiscal year 2023	55
Financial instruments designated as hedging instruments, at fair value	€ 24